Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SATURNA INVESTMENT TRUST
Entity Central Index Key	0000811860
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000065113
Shareholder Report [Line Items]
Fund Name	Sextant Bond Income Fund
Class Name	SEXTANT BOND INCOME
Trading Symbol	SBIFX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the Sextant Bond Income Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/sextant/bond-income-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/sextant/bond-income-fund
Expenses [Text Block]

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Sextant Bond Income	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last year?

For the fiscal year ended November 30, 2024, the Sextant Bond Income Fund returned 6.73% and the Bloomberg US Aggregate Index returned 6.88%. For the five-year period ended November 30, 2024, the Fund reported an annualized total return of -1.05%, compared to -0.01% for the Bloomberg US Aggregate Index. The primary reason for the Fund’s underperformance was a higher allocation to longer-duration securities relative to the Bloomberg US Aggregate Index.

Factors Affecting Past Performance

Elevated inflation, an uncertain growth outlook, and a global election cycle made 2024 another volatile year across fixed income markets. Although the Federal Funds Rate was reduced by 100 basis points, the yield curve experienced a pronounced steepening, demonstrating the opposing forces of a weakening labor market, strong output growth, and high inflation expectations. Last December, a steep drop in long-end yields was a large contributor to one-year performance. However, since the beginning of 2024, longer duration was generally a detractor. Together, the portfolio's performance kept pace with the Bloomberg US Aggregate Index, only underperforming by 15 basis points despite the longer duration.

Even amid macroeconomic and political uncertainty, corporate debt was well-bid, leading to extensive spread compression across both investment-grade and high-yield debt. Credit-risky debt rallied as investors welcomed the newfound yield, with participants aiming to lock in the higher yield no matter the cost. The Fund maintained a lower weighting to credit-risky debt, instead opting for yield enhancement in other areas of the market. This positioning should help reduce volatility in case the market experiences a risk-off move during 2025.

Looking Forward

To end the year, politics was top of mind as the United States headed to the polls in November. Along with a new regime comes a new set of opportunities and risks in 2025. As policy becomes clearer, the Sextant Bond Income Fund will remain defensively positioned, ready to take advantage of any new developments. While adaptability is crucial, our goal has always been to choose good companies and invest through cycles rather than engaging in market timing with outsized active bets.

Line Graph [Table Text Block]
	Sextant Bond Income Fund $11,216	Bloomberg US Aggregate Bond Index $11,633
November - 14	10,000	10,000
December - 14	10,027	10,009
January - 15	10,280	10,219
February - 15	10,131	10,123
March - 15	10,180	10,170
April - 15	10,091	10,134
May - 15	10,078	10,109
June - 15	9,951	9,999
July - 15	10,017	10,069
August - 15	9,967	10,054
September - 15	10,033	10,122
October - 15	9,944	10,124
November - 15	9,953	10,097
December - 15	9,881	10,064
January - 16	10,002	10,203
February - 16	10,106	10,275
March - 16	10,252	10,370
April - 16	10,296	10,409
May - 16	10,323	10,412
June - 16	10,626	10,599
July - 16	10,730	10,666
August - 16	10,734	10,654
September - 16	10,697	10,648
October - 16	10,581	10,566
November - 16	10,242	10,316
December - 16	10,267	10,331
January - 17	10,295	10,351
February - 17	10,401	10,421
March - 17	10,389	10,415
April - 17	10,450	10,496
May - 17	10,581	10,576
June - 17	10,588	10,566
July - 17	10,658	10,611
August - 17	10,770	10,706
September - 17	10,713	10,655
October - 17	10,741	10,662
November - 17	10,704	10,648
December - 17	10,794	10,697
January - 18	10,635	10,574
February - 18	10,535	10,473
March - 18	10,605	10,540
April - 18	10,487	10,462
May - 18	10,600	10,537
June - 18	10,541	10,524
July - 18	10,550	10,526
August - 18	10,643	10,594
September - 18	10,563	10,526
October - 18	10,466	10,443
November - 18	10,514	10,505
December - 18	10,672	10,698
January - 19	10,807	10,812
February - 19	10,810	10,805
March - 19	11,054	11,013
April - 19	11,060	11,016
May - 19	11,263	11,211
June - 19	11,462	11,352
July - 19	11,515	11,377
August - 19	11,872	11,672
September - 19	11,767	11,610
October - 19	11,817	11,645
November - 19	11,823	11,639
December - 19	11,763	11,630
January - 20	12,124	11,854
February - 20	12,351	12,068
March - 20	11,933	11,997
April - 20	12,361	12,210
May - 20	12,455	12,267
June - 20	12,571	12,344
July - 20	12,933	12,528
August - 20	12,733	12,427
September - 20	12,732	12,420
October - 20	12,620	12,365
November - 20	12,825	12,486
December - 20	12,804	12,504
January - 21	12,601	12,414
February - 21	12,258	12,235
March - 21	11,985	12,082
April - 21	12,146	12,177
May - 21	12,239	12,217
June - 21	12,470	12,303
July - 21	12,679	12,440
August - 21	12,634	12,417
September - 21	12,427	12,309
October - 21	12,451	12,306
November - 21	12,544	12,342
December - 21	12,498	12,311
January - 22	12,126	12,045
February - 22	11,914	11,911
March - 22	11,564	11,580
April - 22	10,978	11,141
May - 22	11,003	11,213
June - 22	10,816	11,037
July - 22	11,171	11,306
August - 22	10,748	10,987
September - 22	10,132	10,512
October - 22	9,967	10,376
November - 22	10,420	10,758
December - 22	10,375	10,709
January - 23	10,711	11,039
February - 23	10,375	10,753
March - 23	10,737	11,026
April - 23	10,810	11,093
May - 23	10,643	10,972
June - 23	10,619	10,933
July - 23	10,597	10,926
August - 23	10,526	10,856
September - 23	10,187	10,580
October - 23	9,995	10,413
November - 23	10,509	10,884
December - 23	10,951	11,301
January - 24	10,879	11,270
February - 24	10,707	11,111
March - 24	10,832	11,213
April - 24	10,511	10,930
May - 24	10,688	11,116
June - 24	10,815	11,221
July - 24	11,019	11,483
August - 24	11,225	11,648
September - 24	11,380	11,804
October - 24	11,084	11,511
November - 24	11,216	11,633

Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Sextant Bond Income	6.73%	-1.05%	1.15%
Bloomberg US Aggregate Bond Index	6.88%	-0.01%	1.52%

AssetsNet	$ 11,104,589
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 31,231
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$11,104,589
# of Portfolio Holdings	45
Advisory Fees Paid	$31,231
Portfolio Turnover Rate	4%

Holdings [Text Block]

Sector Weightings

% of Total Net Assets

Government	28.8%
Financials	10.4%
Technology	9.8%
Health Care	9.3%
Industrials	6.2%
Energy	5.3%
Consumer Discretionary	5.3%
Utilities	4.9%
Consumer Staples	4.8%
Materials	4.6%
Other Sectors	8.2%
Other Assets (net of liabilities)	2.4%

Largest Holdings [Text Block]

Top 10 Holdings

% of Total Net Assets

United States Treasury Bond (4.250% due 05/15/2039)	6.9%
United States Treasury Bond (3.375% due 11/15/2048)	4.2%
United States Treasury Bond (5.375% due 02/15/2031)	3.9%
Apple (4.500% due 02/23/2036)	3.2%
Microsoft (4.200% due 11/3/2035)	3.1%
Intel (4.000% due 12/15/2032)	3.0%
Home Depot (5.875% due 12/16/2036)	2.9%
Minnesota Housing Finance Agency (5.925% due 07/1/2049)	2.8%
Maryland Community Development Administration (5.991% due 09/1/2044)	2.7%
Burlington Northern Santa Fe (5.050% due 03/1/2041)	2.7%

Material Fund Change [Text Block]

Updated Prospectus Phone Number	1-800-728-8762
C000065111
Shareholder Report [Line Items]
Fund Name	Sextant Core Fund
Class Name	SEXTANT CORE
Trading Symbol	SCORX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the Sextant Core Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/sextant/core-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/sextant/core-fund
Expenses [Text Block]

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Sextant Core	$80	0.74%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last year?

The Sextant Core Fund returned 16.84% for the fiscal year ended November 30, 2024. The Fund’s benchmark, a 60/40 blend of the S&P Global 1200 Equity Index and the Bloomberg US Aggregate Bond Index returned 18.97% for the same period. At fiscal year-end, the Fund recorded a 30-day yield of 1.08% and reported turnover of 17% for 2024.

Factors Affecting Past Performance

Equities

The Sextant Core Fund’s mandate allocates a 60% weight in equity securities, with two-thirds being US-domiciled companies and one-third foreign-domiciled companies. The Fund generally holds equity positions in larger companies with strong balance sheets. The average market capitalization of positions held by the Fund was $404.2 billion with 20% total debt-to-market capitalization at year-end. The Fund’s 61.75% equity allocation was comprised of 59 positions across 15 countries.

Fixed Income

The Sextant Core Fund targets an allocation of 40% cash and investment-grade fixed-income securities. During the fiscal year, the Federal Reserve cut interest rate by 75 basis points (bps) from 5.375% at the mid-point to 4.625%. Despite cuts, longer-term treasuries were largely flat on the year, with the 10-year rising 48 bps from the start of easing through the end of fiscal year 2024.

Looking Forward

The US equity and bond markets ended fiscal 2024 with a buoyant November, driven by expectations that further rate cuts were likely and economic growth remained sturdy. In 2023, we noted that cuts may be in store for 2024, and the reason for those cuts is just as important as the amount. We maintain this view, acknowledging slow and steady cuts driven by cooling inflation should be supportive, whereas rapid cuts due to deteriorating real economic growth would be troubling. Such uncertainty bolsters the value of a 60/40 portfolio, where bonds can provide a ballast and equities a sail.

Line Graph [Table Text Block]
	Sextant Core Fund $17,750	S&P Global 1200 Index $27,196	Dow Jones Moderate US Portfolio Index $17,991	Bloomberg US Aggregate Bond Index $11,633	60%|40% S&P Global 1200|Bloomberg US Agg. Index $19,809
November - 14	10,000	10,000	10,000	10,000	10,000
December - 14	9,871	9,836	9,944	10,009	9,906
January - 15	9,775	9,659	9,923	10,219	9,881
February - 15	10,016	10,209	10,198	10,123	10,182
March - 15	9,960	10,051	10,169	10,170	10,106
April - 15	10,032	10,331	10,252	10,134	10,261
May - 15	9,968	10,356	10,247	10,109	10,266
June - 15	9,743	10,111	10,108	9,999	10,075
July - 15	9,751	10,247	10,128	10,069	10,185
August - 15	9,381	9,579	9,776	10,054	9,780
September - 15	9,244	9,240	9,592	10,122	9,599
October - 15	9,582	9,975	9,995	10,124	10,058
November - 15	9,562	9,924	9,950	10,097	10,017
December - 15	9,451	9,752	9,824	10,064	9,899
January - 16	9,137	9,192	9,484	10,203	9,613
February - 16	9,103	9,129	9,544	10,275	9,600
March - 16	9,511	9,769	10,062	10,370	10,040
April - 16	9,647	9,931	10,175	10,409	10,155
May - 16	9,766	9,977	10,193	10,412	10,184
June - 16	9,800	9,902	10,282	10,599	10,211
July - 16	10,038	10,325	10,591	10,666	10,499
August - 16	9,995	10,361	10,594	10,654	10,516
September - 16	9,978	10,403	10,645	10,648	10,539
October - 16	9,740	10,237	10,447	10,566	10,406
November - 16	9,732	10,372	10,487	10,316	10,390
December - 16	9,850	10,619	10,577	10,331	10,544
January - 17	9,962	10,891	10,784	10,351	10,715
February - 17	10,221	11,186	10,996	10,421	10,918
March - 17	10,290	11,341	11,046	10,415	11,006
April - 17	10,341	11,513	11,171	10,496	11,140
May - 17	10,497	11,765	11,303	10,576	11,321
June - 17	10,549	11,830	11,346	10,566	11,353
July - 17	10,626	12,145	11,550	10,611	11,555
August - 17	10,730	12,183	11,603	10,706	11,618
September - 17	10,919	12,447	11,719	10,655	11,747
October - 17	11,092	12,707	11,864	10,662	11,897
November - 17	11,207	12,960	12,057	10,648	12,033
December - 17	11,286	13,151	12,178	10,697	12,161
January - 18	11,549	13,875	12,554	10,574	12,507
February - 18	11,181	13,298	12,229	10,473	12,148
March - 18	11,050	13,030	12,181	10,540	12,032
April - 18	10,972	13,171	12,170	10,462	12,074
May - 18	11,111	13,221	12,267	10,537	12,136
June - 18	11,059	13,198	12,235	10,524	12,117
July - 18	11,479	13,628	12,411	10,526	12,355
August - 18	11,610	13,765	12,552	10,594	12,462
September - 18	11,618	13,867	12,507	10,526	12,485
October - 18	11,076	12,860	11,875	10,443	11,902
November - 18	11,216	13,027	12,024	10,505	12,023
December - 18	10,765	12,077	11,545	10,698	11,585
January - 19	11,271	13,000	12,216	10,812	12,166
February - 19	11,572	13,369	12,425	10,805	12,370
March - 19	11,678	13,559	12,559	11,013	12,570
April - 19	12,024	14,056	12,793	11,016	12,848
May - 19	11,581	13,246	12,386	11,211	12,495
June - 19	12,140	14,116	12,933	11,352	13,050
July - 19	12,193	14,151	12,980	11,377	13,081
August - 19	12,273	13,887	12,855	11,672	13,070
September - 19	12,370	14,218	12,989	11,610	13,229
October - 19	12,539	14,595	13,198	11,645	13,455
November - 19	12,689	14,977	13,410	11,639	13,664
December - 19	12,917	15,486	13,692	11,630	13,939
January - 20	12,898	15,350	13,632	11,854	13,973
February - 20	12,315	14,093	12,990	12,068	13,387
March - 20	11,375	12,277	11,630	11,997	12,321
April - 20	12,240	13,546	12,532	12,210	13,172
May - 20	12,588	14,155	12,935	12,267	13,552
June - 20	12,700	14,564	13,190	12,344	13,821
July - 20	13,170	15,250	13,697	12,528	14,294
August - 20	13,509	16,213	14,071	12,427	14,790
September - 20	13,330	15,672	13,831	12,420	14,490
October - 20	13,095	15,242	13,763	12,365	14,226
November - 20	13,923	17,133	14,888	12,486	15,341
December - 20	14,255	17,898	15,367	12,504	15,760
January - 21	14,140	17,758	15,335	12,414	15,641
February - 21	14,207	18,214	15,612	12,235	15,792
March - 21	14,598	18,845	15,756	12,082	16,041
April - 21	14,894	19,700	16,222	12,177	16,528
May - 21	15,113	20,033	16,378	12,217	16,718
June - 21	15,075	20,263	16,483	12,303	16,880
July - 21	15,247	20,504	16,566	12,440	17,076
August - 21	15,351	21,008	16,791	12,417	17,314
September - 21	14,884	20,133	16,346	12,309	16,822
October - 21	15,418	21,235	16,782	12,306	17,373
November - 21	15,447	20,831	16,460	12,342	17,195
December - 21	15,982	21,754	16,813	12,311	17,634
January - 22	15,480	20,748	16,164	12,045	16,993
February - 22	15,175	20,195	15,957	11,911	16,645
March - 22	15,352	20,730	15,955	11,580	16,725
April - 22	14,595	19,090	14,980	11,141	15,677
May - 22	14,644	19,201	15,021	11,213	15,772
June - 22	13,877	17,557	14,163	11,037	14,863
July - 22	14,418	18,852	14,859	11,306	15,666
August - 22	13,995	18,065	14,432	10,987	15,097
September - 22	13,257	16,362	13,386	10,512	13,982
October - 22	13,877	17,475	13,821	10,376	14,480
November - 22	14,624	18,877	14,629	10,758	15,390
December - 22	14,323	18,093	14,296	10,709	14,979
January - 23	14,693	19,391	15,075	11,039	15,808
February - 23	14,303	18,841	14,656	10,753	15,375
March - 23	14,723	19,486	14,928	11,026	15,847
April - 23	14,912	19,821	14,996	11,093	16,049
May - 23	14,643	19,653	14,762	10,972	15,898
June - 23	15,122	20,822	15,296	10,933	16,443
July - 23	15,321	21,494	15,661	10,926	16,756
August - 23	15,152	20,969	15,265	10,856	16,468
September - 23	14,653	20,060	14,757	10,580	15,872
October - 23	14,423	19,522	14,351	10,413	15,517
November - 23	15,192	21,308	15,350	10,884	16,650
December - 23	15,732	22,324	16,112	11,301	17,381
January - 24	15,661	22,530	16,015	11,270	17,458
February - 24	16,046	23,529	16,322	11,111	17,824
March - 24	16,523	24,350	16,715	11,213	18,263
April - 24	16,148	23,488	16,189	10,930	17,690
May - 24	16,675	24,564	16,585	11,116	18,296
June - 24	16,696	25,113	16,692	11,221	18,611
July - 24	16,959	25,537	17,126	11,483	18,974
August - 24	17,406	26,179	17,440	11,648	19,369
September - 24	17,669	26,709	17,801	11,804	19,708
October - 24	17,345	26,192	17,450	11,511	19,283
November - 24	17,750	27,196	17,991	11,633	19,809

Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Sextant Core	16.84%	6.94%	5.91%
S&P Global 1200 Index	27.63%	12.66%	10.51%
Dow Jones Moderate US Portfolio Index	17.20%	6.05%	6.04%
Bloomberg US Aggregate Bond Index	6.88%	-0.01%	1.52%
60%|40% S&P Global 1200|Bloomberg US Agg. Index	18.97%	7.71%	7.07%

AssetsNet	$ 26,794,132
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 124,345
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$26,794,132
# of Portfolio Holdings	79
Advisory Fees Paid	$124,345
Portfolio Turnover Rate	17%

Holdings [Text Block]

Sector Weightings

% of Total Net Assets

Technology	20.3%
Industrials	14.9%
Consumer Discretionary	6.2%
Health Care	6.0%
Communications	5.9%
Financials	5.9%
Utilities	5.6%
Consumer Staples	5.2%
Materials	4.7%
Government	2.5%
Other Sectors	3.6%
Other Assets (net of liabilities)	19.2%

Largest Holdings [Text Block]

Top 10 Holdings

% of Total Net Assets

Eaton	2.8%
Oracle	2.2%
Microsoft	2.1%
Apple	2.0%
Pacificorp (6.000% due 01/15/2039)	2.0%
Comcast (5.650% due 06/15/2035)	2.0%
Agnico-Eagle Mines	1.9%
Motorola Solutions	1.9%
Dominion Energy	1.9%
SAP ADR	1.9%

Material Fund Change [Text Block]

Updated Prospectus Phone Number	1-800-728-8762
C000112018
Shareholder Report [Line Items]
Fund Name	Sextant Global High Income Fund
Class Name	SEXTANT GLOBAL HIGH INCOME FUND
Trading Symbol	SGHIX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the Sextant Global High Income Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/sextant/global-high-income-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/sextant/global-high-income-fund
Expenses [Text Block]

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Sextant Global High Income Fund	$80	0.75%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last year?

The Sextant Global High Income Fund completed fiscal year ended November 30, 2024 with a total return of 12.42%. The Fund distributed net income amounting to 3.79% of average net assets during the fiscal year.

The Fund’s equity benchmark, the S&P Global 1200 Index, returned 27.63%, and the Fund’s fixed income benchmark, the Bloomberg Global High Yield Corporate Bond Index returned 11.88% at fiscal year ended November 30, 2024.

Global equity market performance was led by strong returns from large capitalization US stocks, particularly those of technology companies such as semiconductor manufacturers and cloud infrastructure providers that stand to benefit from soaring investment in artificial intelligence. Gradually cooling inflation allowed the Federal Reserve to begin cutting interest rates. As a result of the Fund’s global income objective, it tends to underperform during periods when returns are driven by lower-dividend US stocks — which have led market performance for much of the past decade.

With a generally flat yield curve during the fiscal year along with tight credit spreads, the Fund recycled proceeds from maturing bonds and other sources of cash into shorter-term money market securities, reducing sensitivity to longer-term interest rates.

Equities

Incumbent political parties are being swept out of office throughout the developed world, and the resulting political upheaval creates uncertainty, power vacuums, and opportunities for change — both positive and negative. Trump’s incoming administration will likely be more confrontational than Biden’s, adding uncertainty and risk for investments in non-US companies.

Fixed Income

With Republicans controlling the three branches of US government, they must balance conservatives’ desires to curb federal spending and narrow the budget deficit with determination to extend past tax cuts and possibly cut other taxes further. Trump’s pledge to impose tariffs adds further uncertainty to their impact on inflation and economic growth. Adding these up, the Fund’s bias will be to limit investment in longer-term bonds until their rates rise further or we develop conviction that an economic slowdown is more likely.

Line Graph [Table Text Block]
	Sextant Global High Income Fund $15,217	S&P Global 1200 Index $27,196	Bloomberg Global High Yield Corp. Index $15,134
November - 14	10,000	10,000	10,000
December - 14	9,858	9,836	9,806
January - 15	9,801	9,659	9,730
February - 15	10,009	10,209	9,960
March - 15	9,735	10,051	9,839
April - 15	10,161	10,331	10,046
May - 15	9,924	10,356	10,041
June - 15	9,678	10,111	9,927
July - 15	9,431	10,247	9,886
August - 15	9,137	9,579	9,742
September - 15	8,673	9,240	9,481
October - 15	9,062	9,975	9,743
November - 15	8,916	9,924	9,514
December - 15	8,575	9,752	9,322
January - 16	8,334	9,192	9,170
February - 16	8,465	9,129	9,197
March - 16	8,986	9,769	9,681
April - 16	9,518	9,931	10,022
May - 16	9,267	9,977	10,021
June - 16	9,528	9,902	10,054
July - 16	9,798	10,325	10,322
August - 16	10,029	10,361	10,514
September - 16	10,260	10,403	10,569
October - 16	10,270	10,237	10,560
November - 16	10,139	10,372	10,450
December - 16	10,250	10,619	10,626
January - 17	10,533	10,891	10,819
February - 17	10,722	11,186	10,936
March - 17	10,848	11,341	10,936
April - 17	10,911	11,513	11,106
May - 17	11,016	11,765	11,259
June - 17	11,016	11,830	11,303
July - 17	11,372	12,145	11,497
August - 17	11,487	12,183	11,522
September - 17	11,676	12,447	11,613
October - 17	11,697	12,707	11,650
November - 17	11,661	12,960	11,676
December - 17	11,833	13,151	11,719
January - 18	12,275	13,875	11,880
February - 18	11,833	13,298	11,728
March - 18	11,919	13,030	11,690
April - 18	11,984	13,171	11,699
May - 18	11,855	13,221	11,566
June - 18	11,822	13,198	11,576
July - 18	12,221	13,628	11,726
August - 18	11,984	13,765	11,737
September - 18	12,199	13,867	11,813
October - 18	11,822	12,860	11,580
November - 18	11,930	13,027	11,460
December - 18	11,687	12,077	11,313
January - 19	12,325	13,000	11,777
February - 19	12,571	13,369	11,958
March - 19	12,537	13,559	12,040
April - 19	12,615	14,056	12,198
May - 19	12,280	13,246	12,036
June - 19	12,839	14,116	12,362
July - 19	12,861	14,151	12,381
August - 19	12,459	13,887	12,381
September - 19	12,716	14,218	12,410
October - 19	12,839	14,595	12,526
November - 19	12,772	14,977	12,565
December - 19	13,028	15,486	12,832
January - 20	12,809	15,350	12,827
February - 20	12,299	14,093	12,619
March - 20	10,830	12,277	11,088
April - 20	11,328	13,546	11,644
May - 20	11,632	14,155	12,147
June - 20	11,741	14,564	12,347
July - 20	11,935	15,250	12,951
August - 20	12,093	16,213	13,132
September - 20	11,668	15,672	12,949
October - 20	11,425	15,242	12,988
November - 20	12,324	17,133	13,582
December - 20	12,673	17,898	13,879
January - 21	12,811	17,758	13,906
February - 21	12,987	18,214	13,973
March - 21	13,226	18,845	13,896
April - 21	13,414	19,700	14,106
May - 21	13,691	20,033	14,208
June - 21	13,628	20,263	14,245
July - 21	13,552	20,504	14,249
August - 21	13,628	21,008	14,317
September - 21	13,641	20,133	14,212
October - 21	13,766	21,235	14,135
November - 21	13,540	20,831	13,914
December - 21	14,015	21,754	14,152
January - 22	14,067	20,748	13,770
February - 22	14,118	20,195	13,528
March - 22	14,195	20,730	13,370
April - 22	13,336	19,090	12,781
May - 22	13,554	19,201	12,785
June - 22	12,579	17,557	11,866
July - 22	12,823	18,852	12,409
August - 22	12,592	18,065	12,156
September - 22	11,848	16,362	11,576
October - 22	12,182	17,475	11,830
November - 22	12,977	18,877	12,297
December - 22	12,925	18,093	12,362
January - 23	13,576	19,391	12,868
February - 23	13,231	18,841	12,656
March - 23	13,456	19,486	12,808
April - 23	13,589	19,821	12,959
May - 23	13,085	19,653	12,783
June - 23	13,377	20,822	13,029
July - 23	13,695	21,494	13,229
August - 23	13,416	20,969	13,208
September - 23	13,310	20,060	13,032
October - 23	13,071	19,522	12,897
November - 23	13,536	21,308	13,527
December - 23	14,221	22,324	14,031
January - 24	14,180	22,530	14,031
February - 24	14,069	23,529	14,078
March - 24	14,484	24,350	14,221
April - 24	14,359	23,488	14,088
May - 24	14,871	24,564	14,298
June - 24	14,664	25,113	14,375
July - 24	14,830	25,537	14,659
August - 24	15,134	26,179	14,962
September - 24	15,521	26,709	15,211
October - 24	15,093	26,192	15,074
November - 24	15,217	27,196	15,134

Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Sextant Global High Income Fund	12.42%	3.57%	4.29%
S&P Global 1200 Index	27.63%	12.66%	10.51%
Bloomberg Global High Yield Corp. Index	11.88%	3.79%	4.23%

AssetsNet	$ 9,543,532
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 32,336
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$9,543,532
# of Portfolio Holdings	36
Advisory Fees Paid	$32,336
Portfolio Turnover Rate	-%

Holdings [Text Block]

Sector Weightings

% of Total Net Assets

Communications	15.3%
Materials	13.1%
Financials	11.9%
Industrials	9.4%
Consumer Discretionary	8.5%
Technology	6.2%
Health Care	5.3%
Energy	5.3%
Government	3.1%
Consumer Staples	1.9%
Other Sectors	0.5%
Other Assets (net of liabilities)	19.5%

Largest Holdings [Text Block]

Top 10 Holdings

% of Total Net Assets

Southern Copper	5.3%
Skandinaviska Enskilda Banken, Cl A	3.6%
ANZ Group Holdings ADR	3.2%
Cisco Systems	3.1%
Nintendo	3.1%
BHP Biliton ADR	3.1%
Virtu Financial	3.0%
YUM! Brands (3.625% due 03/15/2031)	2.8%
SK Telecom ADR	2.8%
Verizon Communications	2.8%

Material Fund Change [Text Block]

Updated Prospectus Phone Number	1-800-728-8762
C000012974
Shareholder Report [Line Items]
Fund Name	Sextant Growth Fund
Class Name	INVESTOR SHARES
Trading Symbol	SSGFX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the Sextant Growth Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/sextant/growth-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/sextant/growth-fund
Expenses [Text Block]

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Investor Shares	$111	0.96%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last year?

For the fiscal year ended November 30, 2024, Sextant Growth Fund Investor Shares returned 30.23%, trailing the 33.89% return for the S&P 500 Index for the same period. As was the case in the previous fiscal year, the Fund returns suffered in comparison to the S&P 500 Index due to a handful of mega-cap Technology and artificial intelligence (AI) related stocks driving Index returns.

What Factors Influenced Performance?

Similarly to 2023, Nvidia was the dominant contributor to Index returns as other mega-cap stocks jumped on the AI/data center/large language model bandwagon. The Fund holds a position in Nvidia, but the benchmark weight is more than double the Fund’s exposure.

We hold positions in Alphabet, Amazon, Apple, Meta Platforms, and Microsoft as well — all the Magnificent Seven stocks except Tesla — but typically at lower exposures than represented in the benchmarks. That said, Fund performance was boosted by several holdings not included among the mega-caps. These include Broadcom, Oracle, and ServiceNow in Technology, Boston Scientific in Health Care, and Motorola Solutions in Communications. The aforementioned stocks all appreciated by at least 50% over the course of the year.

Other strong performers included Costco, Johnson Controls, and TJX. Portfolio returns were diminished by declines in the value of Adobe, Lululemon, Advanced Micro Devices, and Zoetis. As long-term investors, our interpretation of the long-term operational thesis behind an investment matters more than any short-term period of weakness.

Looking Forward

The US economy currently enjoys solid positive momentum, which is likely to continue well into the new year. While the new administration appears determined to implement a wide range of policy initiatives that will depart significantly from the past, executing on the changes will take time — as it will for the effects to be felt.

Stock markets discount expectations well before the realities resonate in the economy or corporate earnings so we are reliant on the market’s interpretation of the mix of policy prescriptions. Following the pre-Christmas fiscal gymnastics, it appears that adopting a long-term government funding solution will be the first challenge, one likely to feature a plethora of political pyrotechnics.

Line Graph [Table Text Block]
	Sextant Growth Fund Investor Shares $31,116	S&P 500 Index $35,002
November - 14	10,000	10,000
December - 14	9,928	9,975
January - 15	9,613	9,675
February - 15	10,235	10,231
March - 15	10,118	10,070
April - 15	10,038	10,166
May - 15	10,125	10,297
June - 15	9,973	10,098
July - 15	10,110	10,309
August - 15	9,469	9,687
September - 15	9,268	9,447
October - 15	9,875	10,244
November - 15	9,913	10,275
December - 15	9,715	10,113
January - 16	8,972	9,611
February - 16	8,729	9,598
March - 16	9,418	10,249
April - 16	9,302	10,289
May - 16	9,385	10,474
June - 16	9,207	10,501
July - 16	9,731	10,888
August - 16	9,686	10,903
September - 16	9,636	10,905
October - 16	9,372	10,706
November - 16	9,594	11,103
December - 16	9,670	11,322
January - 17	9,893	11,537
February - 17	10,325	11,995
March - 17	10,423	12,009
April - 17	10,632	12,132
May - 17	10,765	12,303
June - 17	10,799	12,380
July - 17	10,910	12,635
August - 17	10,992	12,673
September - 17	11,111	12,935
October - 17	11,342	13,237
November - 17	11,766	13,642
December - 17	11,832	13,794
January - 18	12,585	14,584
February - 18	12,364	14,046
March - 18	11,999	13,689
April - 18	12,121	13,742
May - 18	12,549	14,073
June - 18	12,661	14,160
July - 18	13,198	14,686
August - 18	13,942	15,165
September - 18	14,144	15,251
October - 18	12,846	14,209
November - 18	12,936	14,498
December - 18	11,882	13,189
January - 19	12,777	14,246
February - 19	13,232	14,704
March - 19	13,720	14,989
April - 19	14,427	15,596
May - 19	13,450	14,605
June - 19	14,531	15,635
July - 19	15,038	15,859
August - 19	14,957	15,608
September - 19	15,010	15,900
October - 19	15,280	16,245
November - 19	15,758	16,834
December - 19	16,204	17,342
January - 20	16,384	17,335
February - 20	15,199	15,908
March - 20	13,752	13,944
April - 20	15,531	15,731
May - 20	16,554	16,480
June - 20	17,252	16,808
July - 20	18,558	17,756
August - 20	20,274	19,032
September - 20	19,513	18,309
October - 20	18,685	17,822
November - 20	20,406	19,773
December - 20	21,142	20,533
January - 21	20,667	20,326
February - 21	20,770	20,886
March - 21	21,348	21,801
April - 21	22,648	22,964
May - 21	22,486	23,125
June - 21	23,319	23,665
July - 21	24,094	24,227
August - 21	24,795	24,963
September - 21	23,241	23,802
October - 21	24,844	25,470
November - 21	25,197	25,294
December - 21	26,003	26,427
January - 22	24,256	25,060
February - 22	23,369	24,309
March - 22	23,754	25,212
April - 22	21,531	23,013
May - 22	21,242	23,056
June - 22	19,543	21,152
July - 22	21,472	23,103
August - 22	20,334	22,161
September - 22	18,404	20,120
October - 22	19,559	21,749
November - 22	20,692	22,964
December - 22	19,438	21,641
January - 23	20,660	23,001
February - 23	20,003	22,440
March - 23	21,241	23,263
April - 23	21,652	23,626
May - 23	22,107	23,729
June - 23	23,608	25,297
July - 23	24,030	26,110
August - 23	23,647	25,694
September - 23	22,293	24,469
October - 23	21,877	23,955
November - 23	23,893	26,142
December - 23	24,929	27,330
January - 24	25,411	27,789
February - 24	26,814	29,273
March - 24	27,214	30,215
April - 24	26,009	28,981
May - 24	27,406	30,418
June - 24	29,067	31,509
July - 24	28,705	31,893
August - 24	29,209	32,666
September - 24	30,031	33,364
October - 24	29,554	33,061
November - 24	31,116	35,002

Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Investor Shares	30.23%	14.58%	12.02%
S&P 500 Index	33.89%	15.75%	13.33%

AssetsNet	$ 75,697,326
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 344,509
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$75,697,326
# of Portfolio Holdings	30
Advisory Fees Paid	$344,509
Portfolio Turnover Rate	6%

Holdings [Text Block]

Industry Weightings

% of Total Net Assets

Infrastructure Software	17.1%
Semiconductor Devices	14.7%
Communications Equipment	12.5%
Internet Media & Services	9.2%
Online Marketplace	7.4%
Medical Devices	5.2%
Mass Merchants	4.5%
Specialty Apparel Stores	4.4%
Other Financial Services	3.6%
Application Software	3.0%
Other Industries	15.8%
Other Assets (net of liabilities)	2.6%

Largest Holdings [Text Block]

Top 10 Holdings

% of Total Net Assets

Microsoft	10.2%
Apple	8.6%
Amazon.com	7.4%
Alphabet, Class A	7.1%
Nvidia	6.4%
Costco Wholesale	4.5%
Oracle	4.3%
Motorola Solutions	3.9%
Mastercard, Class A	3.6%
TJX Companies	3.1%

Material Fund Change [Text Block]

Updated Prospectus Phone Number	1-800-728-8762
C000188907
Shareholder Report [Line Items]
Fund Name	Sextant Growth Fund
Class Name	Z SHARES
Trading Symbol	SGZFX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the Sextant Growth Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/sextant/growth-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/sextant/growth-fund
Expenses [Text Block]

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Z Shares	$83	0.72%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last year?

For the fiscal year ended November 30, 2024, Sextant Growth Fund Z Shares returned 30.23%, trailing the 33.89% return for the S&P 500 Index for the same period. As was the case in the previous fiscal year, the Fund returns suffered in comparison to the S&P 500 Index due to a handful of mega-cap Technology and artificial intelligence (AI) related stocks driving Index returns.

What Factors Influenced Performance?

Similarly to 2023, Nvidia was the dominant contributor to Index returns as other mega-cap stocks jumped on the AI/data center/large language model bandwagon. The Fund holds a position in Nvidia, but the benchmark weight is more than double the Fund’s exposure.

We hold positions in Alphabet, Amazon, Apple, Meta Platforms, and Microsoft as well — all the Magnificent Seven stocks except Tesla — but typically at lower exposures than represented in the benchmarks. That said, Fund performance was boosted by several holdings not included among the mega-caps. These include Broadcom, Oracle, and ServiceNow in Technology, Boston Scientific in Health Care, and Motorola Solutions in Communications. The aforementioned stocks all appreciated by at least 50% over the course of the year.

Other strong performers included Costco, Johnson Controls, and TJX. Portfolio returns were diminished by declines in the value of Adobe, Lululemon, Advanced Micro Devices, and Zoetis. As long-term investors, our interpretation of the long-term operational thesis behind an investment matters more than any short-term period of weakness.

Looking Forward

The US economy currently enjoys solid positive momentum, which is likely to continue well into the new year. While the new administration appears determined to implement a wide range of policy initiatives that will depart significantly from the past, executing on the changes will take time — as it will for the effects to be felt.

Stock markets discount expectations well before the realities resonate in the economy or corporate earnings so we are reliant on the market’s interpretation of the mix of policy prescriptions. Following the pre-Christmas fiscal gymnastics, it appears that adopting a long-term government funding solution will be the first challenge, one likely to feature a plethora of political pyrotechnics.

Line Graph [Table Text Block]
	Sextant Growth Fund Z Shares $29,314	S&P 500 Index $28,273
June - 17	10,000	10,000
July - 17	10,107	10,206
August - 17	10,178	10,237
September - 17	10,285	10,448
October - 17	10,499	10,692
November - 17	10,893	11,020
December - 17	10,957	11,142
January - 18	11,661	11,780
February - 18	11,455	11,346
March - 18	11,120	11,058
April - 18	11,233	11,100
May - 18	11,631	11,367
June - 18	11,736	11,437
July - 18	12,239	11,863
August - 18	12,930	12,250
September - 18	13,123	12,319
October - 18	11,921	11,477
November - 18	12,004	11,711
December - 18	11,030	10,654
January - 19	11,862	11,508
February - 19	12,291	11,877
March - 19	12,751	12,108
April - 19	13,406	12,598
May - 19	12,503	11,797
June - 19	13,512	12,629
July - 19	13,986	12,810
August - 19	13,915	12,607
September - 19	13,968	12,843
October - 19	14,224	13,122
November - 19	14,671	13,598
December - 19	15,086	14,008
January - 20	15,259	14,003
February - 20	14,161	12,850
March - 20	12,812	11,263
April - 20	14,471	12,707
May - 20	15,428	13,312
June - 20	16,084	13,577
July - 20	17,306	14,342
August - 20	18,906	15,373
September - 20	18,204	14,789
October - 20	17,433	14,396
November - 20	19,042	15,972
December - 20	19,730	16,586
January - 21	19,294	16,418
February - 21	19,386	16,871
March - 21	19,937	17,610
April - 21	21,150	18,550
May - 21	21,003	18,679
June - 21	21,784	19,115
July - 21	22,514	19,569
August - 21	23,176	20,164
September - 21	21,729	19,226
October - 21	23,231	20,573
November - 21	23,566	20,431
December - 21	24,329	21,347
January - 22	22,693	20,242
February - 22	21,870	19,636
March - 22	22,231	20,365
April - 22	20,159	18,589
May - 22	19,888	18,623
June - 22	18,303	17,086
July - 22	20,114	18,661
August - 22	19,050	17,900
September - 22	17,249	16,252
October - 22	18,333	17,567
November - 22	19,397	18,549
December - 22	18,230	17,481
January - 23	19,372	18,579
February - 23	18,765	18,126
March - 23	19,928	18,791
April - 23	20,324	19,084
May - 23	20,756	19,167
June - 23	22,166	20,434
July - 23	22,568	21,090
August - 23	22,213	20,754
September - 23	20,947	19,765
October - 23	20,556	19,349
November - 23	22,459	21,116
December - 23	23,434	22,076
January - 24	23,898	22,447
February - 24	25,221	23,645
March - 24	25,602	24,406
April - 24	24,474	23,409
May - 24	25,792	24,570
June - 24	27,362	25,452
July - 24	27,023	25,761
August - 24	27,501	26,386
September - 24	28,284	26,950
October - 24	27,841	26,705
November - 24	29,314	28,273

Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	Since Inception
Z Shares	30.52%	14.85%	15.25%
S&P 500 Index	33.89%	15.75%	14.77%

AssetsNet	$ 75,697,326
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 344,509
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$75,697,326
# of Portfolio Holdings	30
Advisory Fees Paid	$344,509
Portfolio Turnover Rate	6%

Holdings [Text Block]

Industry Weightings

% of Total Net Assets

Infrastructure Software	17.1%
Semiconductor Devices	14.7%
Communications Equipment	12.5%
Internet Media & Services	9.2%
Online Marketplace	7.4%
Medical Devices	5.2%
Mass Merchants	4.5%
Specialty Apparel Stores	4.4%
Other Financial Services	3.6%
Application Software	3.0%
Other Industries	15.8%
Other Assets (net of liabilities)	2.6%

Largest Holdings [Text Block]

Top 10 Holdings

% of Total Net Assets

Microsoft	10.2%
Apple	8.6%
Amazon.com	7.4%
Alphabet, Class A	7.1%
Nvidia	6.4%
Costco Wholesale	4.5%
Oracle	4.3%
Motorola Solutions	3.9%
Mastercard, Class A	3.6%
TJX Companies	3.1%

Material Fund Change [Text Block]

Updated Prospectus Phone Number	1-800-728-8762
C000065110
Shareholder Report [Line Items]
Fund Name	Sextant International Fund
Class Name	INVESTOR SHARES
Trading Symbol	SSIFX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the Sextant International Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/sextant/international-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/sextant/international-fund
Expenses [Text Block]

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Investor Shares	$100	0.95%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last year?

For the fiscal year ended November 30, 2024, the Sextant International Fund Investor Shares returned 9.82%. The MSCI EAFE Index returned 12.44% for the same period.

Factors Affecting Past Performance

The Sextant International Fund mandates 65% of net assets be held in companies with market capitalization greater than $1 billion as well as their headquarters and at least half of their assets and earnings outside the US. The Fund generally holds equity positions in larger companies with strong balance sheets. In terms of performance contribution, Financials was the primary detractor since it was the strongest performing sector this year and the Fund had no exposure. Industrials, Consumer Discretionary, Materials, and Technology were moderate contributors.

Looking Forward

In recent months, investor attention shifted from fears of a recession from mismanaged monetary policy, to fears of inflation potentially rearing its head again because of the new administration’s fiscal policy. A reasonable outcome is that global growth continues to bifurcate with relative strength coming from countries such as the US and India, while the eurozone struggles to keep pace. From an investment perspective, two categories of companies are poised to emerge as frontrunners as we approach 2025: productivity enablers, or enterprises offering products and services designed to boost efficiency for other businesses, and AI adopters, or organizations effectively implementing productivity-enhancing technologies internally.

These winners will ride the wave of a dual transformation from the widespread adoption of artificial intelligence and the ongoing digitization of the economy. This technological convergence is set to reshape competitive landscapes across industries, favoring those at the forefront of innovation and adaptation.

Unfortunately, this will likely lead to the disruption of certain legacy business models, services, and conventional jobs. This, in turn, may trigger negative market sentiment in the affected industry verticals. It will be important for investors to stay active in avoiding these pitfalls, while adequately participating in the companies that will define the future economy.

Line Graph [Table Text Block]
	Sextant International Fund Investor Shares $20,305	MSCI EAFE Index $17,210
November - 14	10,000	10,000
December - 14	9,657	9,656
January - 15	9,619	9,704
February - 15	10,259	10,285
March - 15	10,129	10,139
April - 15	10,562	10,561
May - 15	10,394	10,519
June - 15	10,110	10,224
July - 15	10,187	10,436
August - 15	9,438	9,670
September - 15	9,024	9,182
October - 15	9,547	9,901
November - 15	9,442	9,748
December - 15	9,073	9,618
January - 16	8,744	8,924
February - 16	8,698	8,763
March - 16	9,284	9,341
April - 16	9,343	9,622
May - 16	9,363	9,546
June - 16	9,343	9,230
July - 16	9,836	9,698
August - 16	9,850	9,707
September - 16	10,021	9,830
October - 16	9,725	9,630
November - 16	9,488	9,439
December - 16	9,719	9,764
January - 17	10,032	10,047
February - 17	10,239	10,193
March - 17	10,419	10,485
April - 17	10,565	10,760
May - 17	10,892	11,169
June - 17	10,879	11,153
July - 17	11,338	11,475
August - 17	11,372	11,472
September - 17	11,725	11,762
October - 17	11,812	11,942
November - 17	12,027	12,069
December - 17	12,193	12,265
January - 18	12,782	12,881
February - 18	12,324	12,301
March - 18	12,302	12,092
April - 18	12,143	12,381
May - 18	12,193	12,119
June - 18	12,041	11,975
July - 18	12,702	12,270
August - 18	12,941	12,035
September - 18	12,825	12,144
October - 18	11,809	11,179
November - 18	12,223	11,166
December - 18	11,713	10,627
January - 19	12,529	11,327
February - 19	13,149	11,617
March - 19	13,354	11,703
April - 19	13,770	12,043
May - 19	13,636	11,482
June - 19	14,194	12,167
July - 19	14,233	12,014
August - 19	14,123	11,704
September - 19	14,131	12,045
October - 19	14,343	12,479
November - 19	14,515	12,622
December - 19	14,858	13,034
January - 20	14,841	12,763
February - 20	13,776	11,611
March - 20	11,759	10,073
April - 20	12,459	10,732
May - 20	13,556	11,206
June - 20	13,930	11,592
July - 20	14,581	11,864
August - 20	15,126	12,476
September - 20	14,906	12,157
October - 20	14,386	11,673
November - 20	15,955	13,484
December - 20	17,099	14,113
January - 21	16,985	13,964
February - 21	16,577	14,279
March - 21	16,821	14,621
April - 21	17,662	15,073
May - 21	17,785	15,579
June - 21	18,266	15,408
July - 21	19,499	15,526
August - 21	20,356	15,801
September - 21	19,050	15,354
October - 21	19,588	15,735
November - 21	19,172	15,005
December - 21	20,094	15,775
January - 22	17,932	15,014
February - 22	17,560	14,750
March - 22	17,923	14,862
April - 22	16,461	13,913
May - 22	16,240	14,037
June - 22	14,884	12,738
July - 22	16,160	13,374
August - 22	15,070	12,740
September - 22	13,892	11,554
October - 22	14,609	12,176
November - 22	16,054	13,550
December - 22	15,549	13,564
January - 23	16,771	14,664
February - 23	16,266	14,360
March - 23	17,347	14,734
April - 23	17,418	15,165
May - 23	16,975	14,543
June - 23	17,577	15,209
July - 23	17,790	15,703
August - 23	17,365	15,103
September - 23	16,514	14,594
October - 23	16,497	14,004
November - 23	18,490	15,306
December - 23	19,407	16,122
January - 24	19,905	16,216
February - 24	20,616	16,515
March - 24	20,785	17,077
April - 24	19,798	16,658
May - 24	20,714	17,324
June - 24	20,670	17,048
July - 24	20,572	17,551
August - 24	21,363	18,123
September - 24	21,292	18,298
October - 24	20,270	17,306
November - 24	20,305	17,210

Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Investor Shares	9.82%	6.94%	7.34%
MSCI EAFE Index	12.44%	6.39%	5.57%

AssetsNet	$ 72,220,400
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 370,093
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$72,220,400
# of Portfolio Holdings	30
Advisory Fees Paid	$370,093
Portfolio Turnover Rate	19%

Holdings [Text Block]

Industry Weightings

% of Total Net Assets

Application Software	14.4%
Semiconductor Manufacturing	10.9%
IT Services	10.5%
Large Pharma	9.9%
Electrical Power Equipment	8.8%
Online Marketplace	7.7%
Commercial & Residential Building Equipment & Systems	5.2%
Semiconductor Devices	4.7%
Industrial Wholesale & Rental	4.3%
Basic & Diversified Chemicals	3.2%
Other Industries	18.3%
Other Assets (net of liabilities)	2.1%

Largest Holdings [Text Block]

Top 10 Holdings

% of Total Net Assets

MercadoLibre	7.7%
Novo Nordisk ADR	7.4%
Wolters Kluwer	7.2%
Taiwan Semiconductor ADR	5.9%
ASML Holding NY	5.0%
SAP ADR	4.8%
Broadcom	4.7%
NICE Systems ADR	4.4%
Ferguson Enterprises	4.3%
Dassault Systemes ADR	4.2%

Material Fund Change [Text Block]

Updated Prospectus Phone Number	1-800-728-8762
C000188908
Shareholder Report [Line Items]
Fund Name	Sextant International Fund
Class Name	Z SHARES
Trading Symbol	SIFZX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the Sextant International Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/sextant/international-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/sextant/international-fund
Expenses [Text Block]

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Z Shares	$76	0.72%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last year?

For the fiscal year ended November 30, 2024, the Sextant International Fund Z Shares returned 10.04%. The MSCI EAFE Index returned 12.44% for the same period.

Factors Affecting Past Performance

The Sextant International Fund mandates 65% of net assets be held in companies with market capitalization greater than $1 billion as well as their headquarters and at least half of their assets and earnings outside the US. The Fund generally holds equity positions in larger companies with strong balance sheets. In terms of performance contribution, Financials was the primary detractor since it was the strongest performing sector this year and the Fund had no exposure. Industrials, Consumer Discretionary, Materials, and Technology were moderate contributors.

Looking Forward

In recent months, investor attention shifted from fears of a recession from mismanaged monetary policy, to fears of inflation potentially rearing its head again because of the new administration’s fiscal policy. A reasonable outcome is that global growth continues to bifurcate with relative strength coming from countries such as the US and India, while the eurozone struggles to keep pace. From an investment perspective, two categories of companies are poised to emerge as frontrunners as we approach 2025: productivity enablers, or enterprises offering products and services designed to boost efficiency for other businesses, and AI adopters, or organizations effectively implementing productivity-enhancing technologies internally.

These winners will ride the wave of a dual transformation from the widespread adoption of artificial intelligence and the ongoing digitization of the economy. This technological convergence is set to reshape competitive landscapes across industries, favoring those at the forefront of innovation and adaptation.

Unfortunately, this will likely lead to the disruption of certain legacy business models, services, and conventional jobs. This, in turn, may trigger negative market sentiment in the affected industry verticals. It will be important for investors to stay active in avoiding these pitfalls, while adequately participating in the companies that will define the future economy.

Line Graph [Table Text Block]
	Sextant International Fund Z Shares $18,991	MSCI EAFE Index $15,432
June - 17	10,000	10,000
July - 17	10,435	10,289
August - 17	10,459	10,287
September - 17	10,783	10,547
October - 17	10,869	10,708
November - 17	11,073	10,821
December - 17	11,229	10,997
January - 18	11,777	11,549
February - 18	11,349	11,030
March - 18	11,329	10,842
April - 18	11,189	11,101
May - 18	11,236	10,867
June - 18	11,102	10,737
July - 18	11,717	11,002
August - 18	11,937	10,791
September - 18	11,831	10,889
October - 18	10,895	10,023
November - 18	11,276	10,012
December - 18	10,813	9,528
January - 19	11,566	10,156
February - 19	12,138	10,416
March - 19	12,333	10,493
April - 19	12,717	10,798
May - 19	12,601	10,295
June - 19	13,116	10,909
July - 19	13,152	10,772
August - 19	13,058	10,494
September - 19	13,065	10,800
October - 19	13,268	11,189
November - 19	13,434	11,317
December - 19	13,752	11,687
January - 20	13,737	11,444
February - 20	12,752	10,411
March - 20	10,888	9,032
April - 20	11,534	9,623
May - 20	12,557	10,048
June - 20	12,903	10,394
July - 20	13,504	10,638
August - 20	14,016	11,187
September - 20	13,820	10,901
October - 20	13,339	10,467
November - 20	14,790	12,090
December - 20	15,859	12,655
January - 21	15,753	12,521
February - 21	15,368	12,803
March - 21	15,602	13,110
April - 21	16,381	13,515
May - 21	16,502	13,969
June - 21	16,956	13,816
July - 21	18,098	13,921
August - 21	18,900	14,168
September - 21	17,690	13,767
October - 21	18,196	14,109
November - 21	17,811	13,454
December - 21	18,657	14,145
January - 22	16,658	13,462
February - 22	16,321	13,225
March - 22	16,658	13,326
April - 22	15,301	12,475
May - 22	15,104	12,586
June - 22	13,845	11,421
July - 22	15,030	11,991
August - 22	14,018	11,423
September - 22	12,932	10,360
October - 22	13,598	10,918
November - 22	14,939	12,149
December - 22	14,478	12,163
January - 23	15,613	13,149
February - 23	15,153	12,876
March - 23	16,156	13,211
April - 23	16,230	13,598
May - 23	15,819	13,040
June - 23	16,387	13,637
July - 23	16,584	14,080
August - 23	16,197	13,542
September - 23	15,399	13,086
October - 23	15,391	12,557
November - 23	17,259	13,724
December - 23	18,115	14,455
January - 24	18,578	14,540
February - 24	19,248	14,808
March - 24	19,413	15,312
April - 24	18,487	14,936
May - 24	19,355	15,534
June - 24	19,306	15,287
July - 24	19,223	15,737
August - 24	19,967	16,250
September - 24	19,909	16,407
October - 24	18,950	15,517
November - 24	18,991	15,432

Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	Since Inception
Z Shares	10.04%	7.17%	8.74%
MSCI EAFE Index	12.44%	6.39%	5.73%

AssetsNet	$ 72,220,400
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 370,093
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$72,220,400
# of Portfolio Holdings	30
Advisory Fees Paid	$370,093
Portfolio Turnover Rate	19%

Holdings [Text Block]

Industry Weightings

% of Total Net Assets

Application Software	14.4%
Semiconductor Manufacturing	10.9%
IT Services	10.5%
Large Pharma	9.9%
Electrical Power Equipment	8.8%
Online Marketplace	7.7%
Commercial & Residential Building Equipment & Systems	5.2%
Semiconductor Devices	4.7%
Industrial Wholesale & Rental	4.3%
Basic & Diversified Chemicals	3.2%
Other Industries	18.3%
Other Assets (net of liabilities)	2.1%

Largest Holdings [Text Block]

Top 10 Holdings

% of Total Net Assets

MercadoLibre	7.7%
Novo Nordisk ADR	7.4%
Wolters Kluwer	7.2%
Taiwan Semiconductor ADR	5.9%
ASML Holding NY	5.0%
SAP ADR	4.8%
Broadcom	4.7%
NICE Systems ADR	4.4%
Ferguson Enterprises	4.3%
Dassault Systemes ADR	4.2%

Material Fund Change [Text Block]

Updated Prospectus Phone Number	1-800-728-8762
C000065112
Shareholder Report [Line Items]
Fund Name	Sextant Short-Term Bond Fund
Class Name	SEXTANT SHORT-TERM BOND
Trading Symbol	STBFX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the Sextant Short-Term Bond Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/sextant/short-term-bond-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/sextant/short-term-bond-fund
Expenses [Text Block]

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Sextant Short-Term Bond	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last year?

For the fiscal year ended November 30, 2024, the Sextant Short-Term Bond Fund returned 4.71%. The Bloomberg US Aggregate 1-3 Year Index returned 5.41%, while the Bloomberg US Aggregate Index returned 6.88%. For the five-year period ended November 30, 2024, the Fund reported an annualized total return of 1.23%, compared to 1.53% for the Bloomberg US Aggregate 1-3 Year Index and -0.01% for the Bloomberg US Aggregate Index. The primary reason for the Fund’s underperformance over the past year was the Fund’s defensive cash position and a lack of exposure to securitized debt. The five-year outperformance relative to the Bloomberg US Aggregate Index is due to the fund’s shorter duration.

Factors Affecting Past Performance

Elevated inflation, an uncertain growth outlook, and a global election cycle made 2024 another volatile year across fixed income markets. Although the Federal Funds Rate was reduced by 100 basis points, the yield curve experienced a pronounced steepening, demonstrating the opposing forces of a weakening labor market, strong output growth, and high inflation expectations. The Sextant Short-Term Bond Fund’s 44.5% weighting to securities maturating within 1-3 years outperformed other areas of the curve, benefitting from the movement on the short end.

Even amid macroeconomic and political uncertainty, corporate debt was well-bid, leading to extensive spread compression across both investment-grade and high-yield debt. Credit-risky debt rallied as investors welcomed the newfound yield, with participants aiming to lock in the higher yield no matter the cost. The Fund maintained a lower weighting to credit-risky debt, instead opting for yield enhancement in other areas of the market.

Looking Forward

To end the year, politics was top of mind as the United States headed to the polls in November. Along with a new regime comes a new set of opportunities and risks in 2025. As policy becomes clearer, the Sextant Short-Term Bond Fund will remain defensively positioned, ready to take advantage of any new developments. While adaptability is crucial, our goal has always been to choose good companies and invest through cycles rather than engaging in market timing with outsized active bets.

Line Graph [Table Text Block]
	Sextant Short-Term Bond Fund $11,443	Bloomberg US Aggregate 1-3 Year Index $11,674	Bloomberg US Aggregate Bond Index $11,633
November - 14	10,000	10,000	10,000
December - 14	9,950	9,975	10,009
January - 15	10,017	10,026	10,219
February - 15	10,005	10,011	10,123
March - 15	10,015	10,033	10,170
April - 15	10,043	10,042	10,134
May - 15	10,051	10,050	10,109
June - 15	10,040	10,047	9,999
July - 15	10,049	10,053	10,069
August - 15	10,039	10,047	10,054
September - 15	10,047	10,077	10,122
October - 15	10,077	10,074	10,124
November - 15	10,067	10,055	10,097
December - 15	10,056	10,041	10,064
January - 16	10,085	10,093	10,203
February - 16	10,075	10,103	10,275
March - 16	10,145	10,139	10,370
April - 16	10,174	10,153	10,409
May - 16	10,163	10,147	10,412
June - 16	10,210	10,208	10,599
July - 16	10,219	10,209	10,666
August - 16	10,229	10,199	10,654
September - 16	10,238	10,211	10,648
October - 16	10,246	10,207	10,566
November - 16	10,173	10,166	10,316
December - 16	10,204	10,172	10,331
January - 17	10,215	10,191	10,351
February - 17	10,225	10,208	10,421
March - 17	10,238	10,214	10,415
April - 17	10,248	10,233	10,496
May - 17	10,282	10,250	10,576
June - 17	10,273	10,246	10,566
July - 17	10,305	10,273	10,611
August - 17	10,315	10,294	10,706
September - 17	10,303	10,281	10,655
October - 17	10,292	10,279	10,662
November - 17	10,261	10,257	10,648
December - 17	10,254	10,260	10,697
January - 18	10,225	10,233	10,574
February - 18	10,195	10,223	10,473
March - 18	10,206	10,239	10,540
April - 18	10,197	10,229	10,462
May - 18	10,231	10,267	10,537
June - 18	10,222	10,268	10,524
July - 18	10,236	10,274	10,526
August - 18	10,270	10,310	10,594
September - 18	10,282	10,303	10,526
October - 18	10,276	10,314	10,443
November - 18	10,287	10,344	10,505
December - 18	10,365	10,425	10,698
January - 19	10,421	10,466	10,812
February - 19	10,434	10,483	10,805
March - 19	10,534	10,552	11,013
April - 19	10,550	10,575	11,016
May - 19	10,587	10,650	11,211
June - 19	10,665	10,708	11,352
July - 19	10,661	10,705	11,377
August - 19	10,740	10,789	11,672
September - 19	10,713	10,784	11,610
October - 19	10,771	10,821	11,645
November - 19	10,765	10,821	11,639
December - 19	10,781	10,846	11,630
January - 20	10,861	10,907	11,854
February - 20	10,940	10,996	12,068
March - 20	10,765	11,040	11,997
April - 20	10,951	11,100	12,210
May - 20	11,052	11,121	12,267
June - 20	11,087	11,137	12,344
July - 20	11,145	11,154	12,528
August - 20	11,138	11,155	12,427
September - 20	11,130	11,155	12,420
October - 20	11,101	11,154	12,365
November - 20	11,137	11,165	12,486
December - 20	11,150	11,180	12,504
January - 21	11,141	11,184	12,414
February - 21	11,087	11,177	12,235
March - 21	11,055	11,171	12,082
April - 21	11,088	11,180	12,177
May - 21	11,120	11,194	12,217
June - 21	11,104	11,177	12,303
July - 21	11,135	11,196	12,440
August - 21	11,122	11,196	12,417
September - 21	11,087	11,187	12,309
October - 21	11,053	11,151	12,306
November - 21	11,039	11,141	12,342
December - 21	11,027	11,124	12,311
January - 22	10,926	11,045	12,045
February - 22	10,869	10,995	11,911
March - 22	10,748	10,846	11,580
April - 22	10,649	10,786	11,141
May - 22	10,704	10,852	11,213
June - 22	10,628	10,777	11,037
July - 22	10,727	10,834	11,306
August - 22	10,629	10,747	10,987
September - 22	10,489	10,615	10,512
October - 22	10,479	10,601	10,376
November - 22	10,581	10,689	10,758
December - 22	10,600	10,710	10,709
January - 23	10,681	10,798	11,039
February - 23	10,607	10,717	10,753
March - 23	10,736	10,872	11,026
April - 23	10,774	10,909	11,093
May - 23	10,748	10,877	10,972
June - 23	10,744	10,833	10,933
July - 23	10,785	10,879	10,926
August - 23	10,802	10,919	10,856
September - 23	10,797	10,913	10,580
October - 23	10,817	10,948	10,413
November - 23	10,928	11,075	10,884
December - 23	11,019	11,208	11,301
January - 24	11,067	11,253	11,270
February - 24	11,045	11,214	11,111
March - 24	11,091	11,259	11,213
April - 24	11,070	11,221	10,930
May - 24	11,142	11,303	11,116
June - 24	11,189	11,366	11,221
July - 24	11,286	11,501	11,483
August - 24	11,361	11,606	11,648
September - 24	11,434	11,702	11,804
October - 24	11,393	11,635	11,511
November - 24	11,443	11,674	11,633

Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Sextant Short-Term Bond	4.71%	1.23%	1.36%
Bloomberg US Aggregate 1-3 Year Index	5.41%	1.53%	1.56%
Bloomberg US Aggregate Bond Index	6.88%	-0.01%	1.52%

AssetsNet	$ 12,544,555
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 26,681
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$12,544,555
# of Portfolio Holdings	35
Advisory Fees Paid	$26,681
Portfolio Turnover Rate	23%

Holdings [Text Block]

Sector Weightings

% of Total Net Assets

Government	40.1%
Financials	16.1%
Utilities	7.0%
Communications	6.3%
Consumer Staples	5.2%
Technology	4.9%
Consumer Discretionary	4.1%
Materials	2.4%
Industrials	1.6%
Health Care	1.2%
Other Assets (net of liabilities)	11.1%

Largest Holdings [Text Block]

Top 10 Holdings

% of Total Net Assets

United States Treasury Bond (6.125% due 08/15/2029)	8.2%
United States Treasury Note (2.625% due 12/31/2025)	5.9%
United States Treasury Note (2.250% due 08/15/2027)	5.7%
United States Treasury Note (2.375% due 05/15/2027)	5.0%
United States Treasury Bond (1.500% due 02/15/2025)	4.7%
Florida Power & Light (2.850% due 04/1/2025)	3.3%
Federal Farm Credit Bank (4.800% due 11/13/2029)	3.2%
United States Treasury Note (2.875% due 04/30/2025)	3.2%
Bank of America (3.500% due 04/19/2026)	3.1%
Koninklijke KPN (8.375% due 10/1/2030)	2.8%

Material Fund Change [Text Block]

Updated Prospectus Phone Number	1-800-728-8762
C000153268
Shareholder Report [Line Items]
Fund Name	Saturna Sustainable Bond Fund
Class Name	SUSTAINABLE BOND
Trading Symbol	SEBFX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the Saturna Sustainable Bond Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/sustainable/bond-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/sustainable/bond-fund
Expenses [Text Block]

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Sustainable Bond	$66	0.65%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last year?

For the year-to-date ended November 30, 2024, the Saturna Sustainable Bond Fund returned 0.11%. The FTSE World Broad Investment-Grade Bond Index returned 0.69%. The Fund reported a 30-day yield of 4.30%.

The Saturna Sustainable Bond Fund portfolio held 44 securities, excluding cash, as of November 30, 2024. For the same period, the Fund reported an eﬀective duration of 4.72 years, reflecting an increase from 2.80 years as of May 31, 2024. The FTSE World Broad Investment-Grade Bond Index reported an eﬀective duration of 6.57 years. The Fund extended its duration to lock in higher yields with the expectation of further benchmark rate reductions. This comes during an interest rate environment characterized by higher rates and the Federal Reserve's Open Market Committee lowering of benchmark rates.

As of November 30, 2024, Saturna Sustainable Bond Fund held 59.93% of its assets in US dollar-denominated securities, followed by 13.01% in euro-denominated securities, and 6.32% in Canadian dollar-denominated securities. The Fund retained a currency weighting of 5.75% to the Colombian peso, 5.10% to the Mexican peso, 4.08% to the British pound, 2.91% to the Brazilian real, and 2.90% to the Australian dollar. In contrast, the FTSE World Broad Investment-Grade Bond Index had 53.16% of its portfolio in the US dollar, 27.87% in the euro, and 5.98% in Japanese yen.

Line Graph [Table Text Block]
	Sustainable Bond Fund $11,256	FTSE WorldBIG Bond Index $10,511
March - 15	10,000	10,000
April - 15	9,945	10,103
May - 15	9,960	9,926
June - 15	9,856	9,878
July - 15	9,893	9,924
August - 15	9,839	9,953
September - 15	9,856	10,001
October - 15	9,894	10,009
November - 15	9,871	9,838
December - 15	9,809	9,896
January - 16	9,837	10,002
February - 16	9,744	10,199
March - 16	9,938	10,468
April - 16	9,996	10,574
May - 16	9,988	10,453
June - 16	10,099	10,724
July - 16	10,191	10,807
August - 16	10,224	10,757
September - 16	10,244	10,806
October - 16	10,257	10,521
November - 16	10,006	10,122
December - 16	9,990	10,088
January - 17	10,140	10,173
February - 17	10,214	10,212
March - 17	10,271	10,223
April - 17	10,291	10,355
May - 17	10,400	10,527
June - 17	10,496	10,524
July - 17	10,628	10,704
August - 17	10,628	10,816
September - 17	10,621	10,727
October - 17	10,519	10,688
November - 17	10,534	10,804
December - 17	10,579	10,838
January - 18	10,696	10,952
February - 18	10,600	10,842
March - 18	10,614	10,971
April - 18	10,565	10,804
May - 18	10,484	10,699
June - 18	10,442	10,674
July - 18	10,547	10,662
August - 18	10,531	10,663
September - 18	10,566	10,578
October - 18	10,425	10,449
November - 18	10,293	10,485
December - 18	10,244	10,695
January - 19	10,503	10,847
February - 19	10,517	10,788
March - 19	10,621	10,928
April - 19	10,680	10,907
May - 19	10,673	11,053
June - 19	10,816	11,298
July - 19	10,856	11,268
August - 19	10,946	11,508
September - 19	10,912	11,390
October - 19	10,978	11,470
November - 19	10,920	11,381
December - 19	10,969	11,431
January - 20	11,047	11,594
February - 20	11,079	11,676
March - 20	10,760	11,468
April - 20	10,927	11,662
May - 20	11,097	11,737
June - 20	11,191	11,844
July - 20	11,452	12,250
August - 20	11,455	12,210
September - 20	11,363	12,161
October - 20	11,319	12,145
November - 20	11,637	12,361
December - 20	11,717	12,514
January - 21	11,672	12,388
February - 21	11,570	12,157
March - 21	11,513	11,926
April - 21	11,650	12,069
May - 21	11,741	12,163
June - 21	11,707	12,075
July - 21	11,752	12,236
August - 21	11,741	12,179
September - 21	11,627	11,954
October - 21	11,570	11,916
November - 21	11,411	11,871
December - 21	11,496	11,836
January - 22	11,309	11,570
February - 22	11,204	11,405
March - 22	11,088	11,059
April - 22	10,820	10,434
May - 22	10,855	10,465
June - 22	10,598	10,138
July - 22	10,726	10,356
August - 22	10,610	9,932
September - 22	10,295	9,412
October - 22	10,295	9,367
November - 22	10,517	9,815
December - 22	10,514	9,808
January - 23	10,760	10,137
February - 23	10,584	9,813
March - 23	10,784	10,134
April - 23	10,854	10,205
May - 23	10,760	10,002
June - 23	10,913	10,025
July - 23	11,007	10,075
August - 23	10,854	9,954
September - 23	10,643	9,641
October - 23	10,514	9,526
November - 23	10,889	10,018
December - 23	11,244	10,439
January - 24	11,195	10,316
February - 24	11,159	10,174
March - 24	11,256	10,245
April - 24	11,061	9,986
May - 24	11,232	10,128
June - 24	11,122	10,142
July - 24	11,232	10,421
August - 24	11,329	10,646
September - 24	11,475	10,819
October - 24	11,256	10,477
November - 24	11,256	10,511

Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	Since Inception
Sustainable Bond	3.36%	0.61%	1.23%
FTSE WorldBIG Bond Index	4.92%	-1.58%	0.47%

AssetsNet	$ 36,291,467
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 134,373
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$36,291,467
# of Portfolio Holdings	44
Advisory Fees Paid	$134,373
Portfolio Turnover Rate	25%

Holdings [Text Block]

Geographic Weightings

% of Total Net Assets

United States	21.5%
United Arab Emirates	11.9%
Germany	9.8%
United Kingdom	7.9%
Finland	6.9%
Canada	6.1%
Netherlands	5.2%
France	4.6%
Brazil	3.2%
Singapore	3.0%
Other Countries	19.9%

Largest Holdings [Text Block]

Top 10 Holdings

% of Total Net Assets

State Street (Quarterly US LIBOR plus 100) (6.552% due 06/15/2047)	4.8%
AXA (5.125% due 01/17/2027)	4.6%
Munich RE (1.000% due 05/26/2042)	4.4%
First Abu Dhabi Bank PJSC (5.125% due 10/13/2027)	4.2%
United Utilities (6.875% due 08/15/2028)	4.1%
Canadian Imperial Bank (4.375% due 10/28/2080)	4.1%
Int'l Bk Recon & Develop (5.000% due 10/7/2026)	3.5%
MAF Global Securities (7.875% due PERP)	3.4%
Natura Cosmeticos SA (4.125% due 05/3/2028)	3.2%
Starbucks (2.450% due 06/15/2026)	3.2%

Material Fund Change [Text Block]

Updated Prospectus Phone Number	1-800-728-8762
C000153267
Shareholder Report [Line Items]
Fund Name	Saturna Sustainable Equity Fund
Class Name	SUSTAINABLE EQUITY
Trading Symbol	SEEFX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the Saturna Sustainable Equity Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/sustainable/equity-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/sustainable/equity-fund
Expenses [Text Block]

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Sustainable Equity	$82	0.75%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last year?

For the fiscal year ended November 30, 2024, the Saturna Sustainable Equity Fund rose 18.80%, trailing the S&P Global 1200 Index which returned 27.63%. The Morningstar Global Large-Stock Blend category returned 22.97% for the same period. The greatest contributors to underperformance were relative underweights to the US and the financial sector, as well as a cash overweight.

Domestic equities outperformed their foreign counterparts as US economic growth remains resilient, outpacing trends and most of the globe. While US politics feature plenty of bombast, such uncertainty is a global fixture. 2024 was the year of the challenger as incumbents fared poorly.

We highlight politics as a realm whose importance is rivaled by its unpredictability. Much ink is spilled attempting to forecast policies and their possible consequences — intended or otherwise. We believe predictions are risks, and as always, we focus on allocating capital to quality companies poised to adapt to changing circumstances. Considering possible futures is paramount to our role as stewards of your capital. Believing we can accurately forecast the future is antithetical to it. In equity investing, uncertainty is opportunity.

We realigned the portfolio in October and November, selling less adaptable companies and allocating to more resilient ones. In October, we sold Legrand, Lululemon, and Reckitt Benckiser. We added Broadcom, Fuji Electric, Dollarama, and Canadian Pacific Kansas City.

Fuji Electric is a top industrial power supply company in Japan benefitting from near-shoring and grid modernization. Broadcom is an infrastructure software and semiconductor company whose networking silicon and chip design prowess allow hyperscalers to train and deploy ever-larger artificial intelligence models. Dollarama is Canada's leading dollar store, selling affordable everyday essentials to households pressured by rising living costs. Canadian Pacific Kansas City operates critical railways connecting the US, Canada, and Mexico. Demographic and near-shoring realities necessitate closer economic ties between these three countries, despite ongoing political threats.

In November, we sold Lowe's, Kenvue, and Haleon and added Linde — whose services reduce the carbon intensity of industrial activities — and renewable energy generator NextEra Energy.

Line Graph [Table Text Block]
	Sustainable Equity Fund $21,105	S&P Global 1200 Index $27,059
March - 15	10,000	10,000
April - 15	9,960	10,279
May - 15	10,000	10,304
June - 15	9,790	10,060
July - 15	9,800	10,196
August - 15	9,118	9,531
September - 15	9,018	9,193
October - 15	9,579	9,925
November - 15	9,759	9,874
December - 15	9,599	9,703
January - 16	9,047	9,146
February - 16	9,017	9,082
March - 16	9,408	9,720
April - 16	9,328	9,881
May - 16	9,378	9,927
June - 16	9,208	9,852
July - 16	9,609	10,273
August - 16	9,749	10,308
September - 16	9,810	10,351
October - 16	9,629	10,186
November - 16	9,459	10,320
December - 16	9,462	10,566
January - 17	9,654	10,836
February - 17	9,987	11,130
March - 17	10,219	11,284
April - 17	10,410	11,455
May - 17	10,673	11,706
June - 17	10,703	11,770
July - 17	10,905	12,084
August - 17	10,975	12,121
September - 17	11,106	12,384
October - 17	11,449	12,643
November - 17	11,540	12,895
December - 17	11,711	13,085
January - 18	12,310	13,805
February - 18	11,955	13,231
March - 18	11,843	12,964
April - 18	11,782	13,104
May - 18	11,975	13,154
June - 18	11,955	13,131
July - 18	12,300	13,559
August - 18	12,564	13,696
September - 18	12,514	13,797
October - 18	11,487	12,795
November - 18	11,700	12,962
December - 18	11,036	12,016
January - 19	11,775	12,935
February - 19	12,185	13,301
March - 19	12,472	13,491
April - 19	13,149	13,985
May - 19	12,452	13,179
June - 19	13,241	14,045
July - 19	13,323	14,079
August - 19	13,241	13,817
September - 19	13,334	14,146
October - 19	13,580	14,521
November - 19	13,929	14,902
December - 19	14,452	15,407
January - 20	14,370	15,273
February - 20	13,596	14,022
March - 20	12,329	12,215
April - 20	13,287	13,478
May - 20	14,153	14,084
June - 20	14,741	14,491
July - 20	15,854	15,173
August - 20	16,617	16,131
September - 20	16,390	15,593
October - 20	15,813	15,165
November - 20	17,235	17,046
December - 20	17,977	17,808
January - 21	17,729	17,669
February - 21	17,553	18,122
March - 21	18,142	18,750
April - 21	18,691	19,600
May - 21	18,887	19,932
June - 21	18,980	20,161
July - 21	19,353	20,400
August - 21	19,839	20,902
September - 21	18,804	20,031
October - 21	19,570	21,128
November - 21	19,187	20,726
December - 21	20,007	21,645
January - 22	18,560	20,643
February - 22	17,706	20,093
March - 22	17,769	20,625
April - 22	16,645	18,993
May - 22	16,645	19,104
June - 22	15,354	17,468
July - 22	16,384	18,757
August - 22	15,260	17,974
September - 22	14,084	16,280
October - 22	14,885	17,386
November - 22	16,124	18,782
December - 22	15,727	18,002
January - 23	16,557	19,293
February - 23	16,147	18,746
March - 23	16,840	19,387
April - 23	17,198	19,721
May - 23	16,630	19,553
June - 23	17,418	20,717
July - 23	17,649	21,385
August - 23	17,229	20,863
September - 23	16,494	19,959
October - 23	16,252	19,423
November - 23	17,765	21,201
December - 23	18,686	22,212
January - 24	19,025	22,417
February - 24	19,853	23,410
March - 24	19,991	24,227
April - 24	19,227	23,370
May - 24	20,139	24,440
June - 24	20,458	24,986
July - 24	20,744	25,408
August - 24	21,402	26,047
September - 24	21,381	26,574
October - 24	20,723	26,059
November - 24	21,105	27,059

Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	Since Inception
Sustainable Equity	18.80%	8.67%	8.00%
S&P Global 1200 Index	27.63%	12.66%	10.81%

AssetsNet	$ 25,180,488
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 120,369
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$25,180,488
# of Portfolio Holdings	45
Advisory Fees Paid	$120,369
Portfolio Turnover Rate	19%

Holdings [Text Block]

Geographic Weightings

% of Total Net Assets

United States	34.1%
Japan	8.4%
France	8.0%
Netherlands	7.0%
Switzerland	6.5%
United Kingdom	6.4%
Canada	4.7%
Denmark	4.3%
Ireland	4.2%
Taiwan	3.9%
Other Countries	12.5%

Largest Holdings [Text Block]

Top 10 Holdings

% of Total Net Assets

Nvidia	5.5%
Novo Nordisk ADR	4.3%
Taiwan Semiconductor ADR	3.9%
Schneider Electric ADR	3.5%
Wolters Kluwer	3.3%
Nintendo ADR	3.3%
Apple	2.9%
Eli Lilly	2.9%
Assa Abloy ADR	2.7%
ServiceNow	2.7%

Material Fund Change [Text Block]

Updated Prospectus Phone Number	1-800-728-8762